UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-23798

Flat Rock Enhanced Income Fund

(Exact Name of Registrant as Specified in Charter)

680 S. Cahce Street, Suite 100

P.O. Box 7403

Jackson, Wyoming 83001

Registrant’s telephone number, including area code: (307) 500-5200

Date of fiscal year end: December 31, 2023

Reporting Period: July 1, 2022 – June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

Flat Rock Enhanced Income Fund

(FRBBX)

Proxy Voting Record

July 1, 2022 – June 31, 2023

The Flat Rock Enhanced Income Fund held no securities entitled to vote at a meeting of shareholders during the reporting period (July 1, 2022 through June 30, 2023).

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Flat Rock Enhanced Income Fund

By:	/s/Robert K. Grunewald

Robert K. Grunewald

Date: July 19, 2023